Schedule of Investments (unaudited)
August 31, 2025
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.(a)	67,717	$ 50,604,237
TransDigm Group, Inc.	39,317	54,999,765
		105,604,002
Automobiles — 3.9%
Ferrari NV	150,502	71,821,059
Tesla, Inc.(a)	226,179	75,514,383
		147,335,442
Broadline Retail — 9.0%
Amazon.com, Inc.(a)	1,488,655	340,901,995
Building Products — 1.6%
Trane Technologies PLC	145,207	60,348,029
Capital Markets — 4.1%
Blue Owl Capital, Inc., Class A	1,567,425	29,028,711
KKR & Co., Inc., Class A	581,329	81,089,582
S&P Global, Inc.	82,903	45,467,322
		155,585,615
Chemicals — 0.7%
Sherwin-Williams Co. (The)	69,235	25,328,240
Entertainment — 5.5%
Netflix, Inc.(a)	102,174	123,451,735
Spotify Technology SA(a)	125,260	85,412,289
		208,864,024
Financial Services — 5.3%
Adyen NV(a)(b)	28,753	48,281,203
Visa, Inc., Class A	432,656	152,199,728
		200,480,931
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.(a)	450,820	47,561,510
Intuitive Surgical, Inc.(a)	129,151	61,126,523
		108,688,033
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	154,857	42,749,823
Interactive Media & Services — 6.9%
Meta Platforms, Inc., Class A(c)	352,481	260,377,715
IT Services — 0.4%
Shopify, Inc., Class A(a)	120,442	17,016,046
Life Sciences Tools & Services — 1.0%
Danaher Corp.	178,991	36,839,928
Media — 0.1%
Charter Communications, Inc., Class A(a)(c)	8,558	2,272,834
Pharmaceuticals — 2.5%
Eli Lilly & Co.	128,965	94,477,180
Real Estate Management & Development — 0.5%
CoStar Group, Inc.(a)	210,013	18,794,063
Semiconductors & Semiconductor Equipment — 22.4%
ASM International NV	49,251	23,648,867
ASML Holding NV, Registered Shares	22,504	16,711,920
Broadcom, Inc.	782,368	232,668,420
NVIDIA Corp.	2,878,552	501,386,187
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	315,401	72,816,629
		847,232,023
Security	Shares	Value
Software — 18.6%
AppLovin Corp., Class A(a)	192,782	$ 92,263,537
Cadence Design Systems, Inc.(a)	214,928	75,317,219
Fair Isaac Corp.(a)	22,967	34,947,506
Intuit, Inc.	163,003	108,723,001
Microsoft Corp.	778,422	394,418,643
		705,669,906
Specialty Retail — 1.6%
Carvana Co., Class A(a)	160,519	59,700,226
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	1,015,146	235,655,992
Total Common Stocks — 97.1% (Cost: $1,497,388,527)		3,673,922,047
Preferred Securities
Preferred Stocks — 2.9%
Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(d)(e)	177,291	42,707,629
Software — 1.8%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(d)(e)	375,170	53,405,450
Series J, (Acquired 01/21/25, cost $10,208,947)(a)(d)(e)	110,367	15,710,742
		69,116,192
Total Preferred Securities — 2.9% (Cost: $64,338,688)		111,823,821
Total Long-Term Investments — 100.0% (Cost: $1,561,727,215)		3,785,745,868
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	106,947,516	107,000,990
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(f)(g)	6,415,753	6,415,753
Total Short-Term Securities — 3.0% (Cost: $113,406,221)		113,416,743
Total Investments — 103.0% (Cost: $1,675,133,436)		3,899,162,611
Liabilities in Excess of Other Assets — (3.0)%		(114,454,461)
Net Assets — 100.0%		$ 3,784,708,150

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $111,823,821, representing 3.0% of its net assets as of period end, and an original cost of $64,338,688.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,432,275	$ 87,555,051 (a)	$ —	$ 3,142	$ 10,522	$ 107,000,990	106,947,516	$ 17,600 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	5,447,738	968,015 (a)	—	—	—	6,415,753	6,415,753	94,392	—
				$ 3,142	$ 10,522	$ 113,416,743		$ 111,992	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 105,604,002	$ —	$ —	$ 105,604,002
Automobiles	147,335,442	—	—	147,335,442
Broadline Retail	340,901,995	—	—	340,901,995
Building Products	60,348,029	—	—	60,348,029
Capital Markets	155,585,615	—	—	155,585,615
Chemicals	25,328,240	—	—	25,328,240
Entertainment	208,864,024	—	—	208,864,024
Financial Services	152,199,728	48,281,203	—	200,480,931
Health Care Equipment & Supplies	108,688,033	—	—	108,688,033
Hotels, Restaurants & Leisure	42,749,823	—	—	42,749,823
Interactive Media & Services	260,377,715	—	—	260,377,715
IT Services	17,016,046	—	—	17,016,046

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Capital Appreciation Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$ 36,839,928	$ —	$ —	$ 36,839,928
Media	2,272,834	—	—	2,272,834
Pharmaceuticals	94,477,180	—	—	94,477,180
Real Estate Management & Development	18,794,063	—	—	18,794,063
Semiconductors & Semiconductor Equipment	823,583,156	23,648,867	—	847,232,023
Software	705,669,906	—	—	705,669,906
Specialty Retail	59,700,226	—	—	59,700,226
Technology Hardware, Storage & Peripherals	235,655,992	—	—	235,655,992
Preferred Securities	—	—	111,823,821	111,823,821
Short-Term Securities
Money Market Funds	113,416,743	—	—	113,416,743
	$ 3,715,408,720	$ 71,930,070	$ 111,823,821	$ 3,899,162,611
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$89,765,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	22,058,687
Purchases	—
Sales	—
Closing Balance, as of August 31, 2025	$111,823,821
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025(a)	$22,058,687

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$111,823,821	Market	Revenue Multiple	1.50x - 25.00x	16.02x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Portfolio Abbreviation
ADR	American Depositary Receipt